Schedule I - Condensed Financial Information Of Registrant (Narrative) (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)
Condensed Financial Statements, Captions [Line Items]
Equity contributions from AES		$ 253,000	$ 275,000
Ownership percentage by parent	82.35%
Equity contributions from shareholders	$ 0	253,000	275,000
Investments, Fair Value Disclosure	3,552	3,228		$ 3,646	$ 3,552
Forward Power Contracts Fair Value Disclosure	14,294	12,172		0	14,294
Total financial assets measured at fair value	19,234	22,945		4,039	19,234
Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0		0	0
Forward Power Contracts Fair Value Disclosure				0	0
Total financial assets measured at fair value	1,388	7,545		393	1,388
Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	3,552	3,228		3,646	3,552
Forward Power Contracts Fair Value Disclosure				0	0
Total financial assets measured at fair value	3,552	3,228		3,646	3,552
Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0		0	0
Forward Power Contracts Fair Value Disclosure				0	14,294
Total financial assets measured at fair value	14,294	12,172		0	14,294
Mutual Fund [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	3,425	3,223		3,560	3,425
Mutual Fund [Member] | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure				0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure				3,560	3,425
Mutual Fund [Member] | Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure				0	0
Money Market Funds [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	127	5		86	127
Money Market Funds [Member] | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure				0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure				86	127
Money Market Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure				0	$ 0
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity contributions from AES		253,000
Equity contributions from shareholders	0	253,000	275,000
Investments, Fair Value Disclosure	3,552	3,228
Forward Power Contracts Fair Value Disclosure	14,294	12,172
Total financial assets measured at fair value	17,846	15,400
Ipalco Enterprises, Inc. [Member] | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure		0
Forward Power Contracts Fair Value Disclosure	0	0
Total financial assets measured at fair value	0	0
Ipalco Enterprises, Inc. [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	3,552	3,228
Forward Power Contracts Fair Value Disclosure	0	0
Total financial assets measured at fair value	3,552	3,228
Ipalco Enterprises, Inc. [Member] | Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0
Forward Power Contracts Fair Value Disclosure	14,294	12,172
Total financial assets measured at fair value	14,294	12,172
Ipalco Enterprises, Inc. [Member] | Mutual Fund [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	3,425	3,223
Ipalco Enterprises, Inc. [Member] | Mutual Fund [Member] | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0
Ipalco Enterprises, Inc. [Member] | Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	3,425	3,223
Ipalco Enterprises, Inc. [Member] | Mutual Fund [Member] | Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0
Ipalco Enterprises, Inc. [Member] | Money Market Funds [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	127	5
Ipalco Enterprises, Inc. [Member] | Money Market Funds [Member] | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0
Ipalco Enterprises, Inc. [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	127	5
Ipalco Enterprises, Inc. [Member] | Money Market Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0	0
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Equity contributions from AES	0	253,000	$ 275,000
Total financial assets measured at fair value	1,388	7,545		393
Subsidiaries [Member] | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Total financial assets measured at fair value	1,388	7,545		393
Subsidiaries [Member] | Fair Value, Inputs, Level 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Total financial assets measured at fair value	0	0		0
Subsidiaries [Member] | Significant Observable Inputs (Level 2) [Member]
Condensed Financial Statements, Captions [Line Items]
Total financial assets measured at fair value	0	$ 0		$ 0
Parent | Unobservable Inputs (Level 3) [Member]
Condensed Financial Statements, Captions [Line Items]
Investments, Fair Value Disclosure	0
AES U.S. Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent				82.35%
CDPQ [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent				17.65%
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Derivative Instruments Interest Rate Swap	400,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	400,000			$ 400,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Derivative Instruments Interest Rate Swap	400,000
Sale of Derivative Instruments Interest Rate Swap	0
Derivative, Notional Amount, Purchase (Sales), Net	$ 400,000
FTR [Member] | Not Designated as Hedging Instrument [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	3,919,000			1,399,000
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0			0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	3,919,000
FTR [Member] | Not Designated as Hedging Instrument [Member] | Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	3,919,000			1,399
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0			0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh	3,919,000			1,399